EATON VANCE CASH MANAGEMENT FUND
Supplement to Statement of Additional Information dated December 4, 2009

EATON VANCE MONEY MARKET FUND
Supplement to Statement of Additional Information dated March 1, 2009

1. The following replaces "Portfolio Manager." in "Investment Advisory and Administrative Services":

Portfolio Managers. The portfolio managers of the Cash Management Portfolio are Thomas H. Luster and Maria C. Cappellano. Mr. Luster manages other investment companies and/or investment accounts in addition to the Portfolio. The following table shows, as of December 31, 2009, the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts.

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Thomas H. Luster
Registered Investment Companies	5	$4,003.6	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	5	$ 201.5	0	$0
Maria C. Cappellano
Registered Investment Companies	0	$ 0	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

*	In millions of dollars.

2. The following replaces the second paragraph in "Portfolio Manager." in "Investment Advisory and Administrative Services" for Cash Management Fund:

The following table shows the dollar range of shares beneficially owned of the Fund by the portfolio managers and in the Eaton Vance Family of Funds as of December 31, 2009. Interests in a Portfolio cannot be purchased by a portfolio manager.

Aggregate Dollar Range of Equity
	Dollar Range of Equity Securities	Securities Owned in all Registered Funds in
Fund Name and Portfolio Manager	Owned in the Fund	the Eaton Vance Family of Funds
Cash Management Fund
Thomas H. Luster	None	$500,001 - $1,000,000
Maria C. Cappellano	None	$100,001 - $500,000

3. The following replaces the second paragraph in "Portfolio Manager." in "Investment Advisory and Administrative Services" for Money Market Fund:

The following table shows the dollar range of shares beneficially owned of the Fund by the portfolio managers and in the Eaton Vance Family of Funds as of December 31, 2009. Interests in a Portfolio cannot be purchased by a portfolio manager.

Aggregate Dollar Range of Equity
	Dollar Range of Equity Securities	Securities Owned in all Registered Funds in
Fund Name and Portfolio Manager	Owned in the Fund	the Eaton Vance Family of Funds
Money Market Fund
Thomas H. Luster	None	$500,001 - $1,000,000
Maria C. Cappellano	None	$100,001 - $500,000

February 1, 2010